INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in intangible assets other than goodwill [abstract]
Opening book amount	$ 88,521	$ 25,419
Additions	1,354	2,048
Business combinations		63,251
Amortization charge	(677)	(3,487)
Translation differences	730	(4,155)
Closing net book amount	89,928	83,076
Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	103,595	92,796
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(13,667)	(9,720)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	69,554	23,922
Additions	392	1,052
Business combinations		42,599
Amortization charge	0	(864)
Translation differences	672	(4,036)
Closing net book amount	70,618	62,673
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	77,332	68,706
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(6,714)	(6,033)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening book amount	10,800	0
Business combinations		10,776
Translation differences	0	4
Closing net book amount	10,800	10,780
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	10,800	10,780
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	5,137	0
Additions	0	0
Business combinations		6,314
Amortization charge	(282)	(550)
Translation differences	39	(21)
Closing net book amount	4,894	5,743
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	7,269	7,197
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(2,375)	(1,454)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	0
Business combinations		3,562
Amortization charge	0	(1,896)
Translation differences	0	(11)
Closing net book amount	0	1,655
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	3,542	3,529
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,542)	(1,874)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	3,030	1,497
Additions	962	996
Business combinations		0
Amortization charge	(395)	(177)
Translation differences	19	(91)
Closing net book amount	3,616	2,225
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	4,652	2,584
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	$ (1,036)	$ (359)